UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22435

Kayne Anderson Energy Development Company

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2013

Date of reporting period: February 28, 2013

Item 1:    Schedule of Investments

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 141.9%
Equity Investments(1) — 128.6%
United States — 128.6%
Public MLP and Other Equity — 94.6%
Access Midstream Partners, L.P.	188	$7,003
Alliance Holdings GP, L.P.	66	3,449
Buckeye Partners, L.P.(2)	101	5,623
Buckeye Partners, L.P. — Class B Units(2)(3)(4)	105	5,621
Capital Product Partners L.P.	352	2,813
Copano Energy, L.L.C.	13	501
Crestwood Midstream Partners LP	319	8,005
Crosstex Energy, L.P.	300	5,062
DCP Midstream Partners, LP	297	12,049
El Paso Pipeline Partners, L.P.	231	9,635
Enbridge Energy Partners, L.P.	220	6,098
Energy Transfer Equity, L.P.	268	14,268
Energy Transfer Partners, L.P.	110	5,264
Enterprise Products Partners L.P.	341	19,305
Exterran Partners, L.P.	259	6,105
Global Partners LP	205	6,908
Inergy, L.P.	200	4,000
Inergy Midstream, L.P.	25	587
Inergy Midstream, L.P. — Unregistered(4)	238	5,501
Kinder Morgan Management, LLC(3)	95	7,853
Legacy Reserves LP	14	361
MarkWest Energy Partners, L.P.(2)	251	14,355
Mid-Con Energy Partners, LP	15	323
MPLX LP	28	902
NuStar Energy L.P.	18	909
ONEOK, Inc.	28	1,251
ONEOK Partners, L.P.	191	10,448
PetroLogistics LP	65	1,017
Plains All American Pipeline, L.P.(2)	206	11,253
PVR Partners, L.P.(2)	366	8,500
Regency Energy Partners LP	581	13,830
SandRidge Mississippian Trust II	79	1,060
SandRidge Permian Trust	115	1,799
Summit Midstream Partners, LP	223	5,031
SunCoke Energy Partners, L.P.(5)	100	1,970
Targa Resources Partners LP	116	4,796
Teekay LNG Partners L.P.	27	1,073
Teekay Offshore Partners L.P.	133	3,712
Tesoro Logistics LP	68	3,414
USA Compression Partners, LP(5)	114	2,117
The Williams Companies, Inc.	95	3,308
VOC Energy Trust	68	884
Western Gas Equity Partners, LP	19	642
Western Gas Partners, LP	159	8,714
Williams Partners L.P.	158	7,828

		245,147

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s)

(UNAUDITED)

Description			No. of Shares/Units	Value
Private MLP and Other Private Equity(2)(4) — 34.0%
Direct Fuels Partners, L.P. — Class A Common Units			2,500	$43,750
Direct Fuels Partners, L.P. — Convertible Preferred Units(6)			144	2,925
Plains All American GP LLC			3	9,392
ProPetro Services, Inc.(7)			150,097	5,356
VantaCore Partners LP — Common Units(3)			2,187	19,681
VantaCore Partners LP — Class A Preferred Units(3)(8)			300	4,943
VantaCore Partners LP — Class B Preferred Units(9)			133	2,202

				88,249

Total Equity Investments (Cost $256,797)				333,396

	Interest Rate	Maturity Date	Principal Amount
Debt Investments — 13.3%
United States — 13.0%
Midstream — 5.6%
Crestwood Holdings Partners, LLC	(10)	3/26/18	$13,972	14,391

Upstream — 2.0%
Halcón Resources Corporation	9.750%	7/15/20	2,000	2,218
Rex Energy Corporation	8.875	12/1/20	2,946	3,012

				5,230

Other Energy — 5.4%
ProPetro Services, Inc.(2)(4)(11)	13.000	6/30/13	14,093	14,093

Total United States (Cost $58,171)				33,714

Canada — 0.3%
Upstream — 0.3%
PetroBakken Energy Ltd. (Cost $747)	8.625	2/1/20	750	769

Total Debt Investments (Cost $58,918)				34,483

Total Long-Term Investments — 141.9% (Cost $315,715)				367,879

Credit Facility				(75,000)
Other Liabilities in Excess of Other Assets				(33,637)

Net Assets				$259,242

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	The Company believes that it is an affiliate of Buckeye Partners, L.P., Direct Fuels Partners, L.P., MarkWest Energy Partners, L.P., Plains All American GP LLC, Plains All American Pipeline, L.P., ProPetro Services, Inc. (“ProPetro”), PVR Partners, L.P. and VantaCore Partners LP (“VantaCore”).

(3)	All or a portion of distributions are paid-in-kind.

(4)	Fair valued and restricted security.

(5)	Security is not currently paying cash distributions, but is expected to pay cash distributions within the next 12 months.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2013

(amounts in 000’s)

(UNAUDITED)

(6)	The Convertible Preferred Units consist of three classes — Class A, B and C. Each class has a liquidation preference of $20.00 per unit and is convertible into Class A Common Units.

(7)	Security is non-income producing. On March 5, 2013, the Company through a series of transactions exchanged its debt and equity interests in ProPetro for $9,754 in cash and a First Lien Term B Loan. The First Lien Term B Loan matures on June 30, 2015 ($9,754 principal amount) and pays interest in cash at a rate of 10.00% per annum.

(8)	The Class A Preferred Units have a liquidation preference of $17.50 per unit and were issued by VantaCore to holders of the Common and Class A Preferred Units to the extent that such units did not receive full cash distributions. The Class A Preferred Units have a minimum quarterly distribution of $0.475 per unit and are senior to VantaCore’s Common Units in liquidation preference.

(9)	The Class B Preferred Units have a liquidation preference of $17.50 per unit and a minimum quarterly distribution of $0.3825 per unit and are senior to all other equity classes of VantaCore in distributions and liquidation preference.

(10)	Floating rate first lien senior secured term loan. Security pays interest at a rate of LIBOR + 825 basis points with a 1.5% LIBOR floor (9.75% as of February 28, 2013).

(11)	First Lien Term C Loan. The security pays interest in-kind that is added to the outstanding principal of the term loan at a rate of 13.00%. See Footnote 7 above.

From time to time, certain of the Company’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Company’s investments have restrictions such as lock-up agreements that preclude the Company from offering these securities for public sale.

At February 28, 2013, the Company held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units or Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	105	$5,002	$5,621	$53.36	2.2%	1.5%
Direct Fuels Partners, L.P.(4)
Class A Common Units	6/11/07	(5)	2,500	39,119	43,750	17.50	16.9	11.7
Class A Convertible Preferred Units(6)	5/14/09	(5)	97	1,952	1,929	20.00	0.7	0.5
Class B Convertible Preferred Units(6)	8/25/09	(5)	27	538	538	20.00	0.2	0.1
Class C Convertible Preferred Units(6)	11/20/09	(5)	20	408	458	22.58	0.2	0.1
Inergy Midstream, L.P.
Common Units	12/7/12	(3)	238	4,916	5,501	23.11	2.1	1.5
Plains All American GP LLC (7)
Common Units	(2)	(5)	3	4,320	9,392	2,696	3.6	2.5
ProPetro Services, Inc.
Common Shares	2/15/07	(5)	150,097	33	5,356	0.04	2.1	1.5
First Lien Term C Loan	2/15/07	(5)	$14,093	39,382	14,093	n/a	5.4	3.8
VantaCore Partners LP(8)(9)(10)
Class A Common Units	(2)	(5)	2,187	23,852	19,681	9.00	7.6	5.3
Class A Preferred Units	(2)	(5)	300	385	4,943	16.50	1.9	1.3
Class B Preferred Units	8/3/11	(5)	133	1,868	2,202	16.50	0.8	0.6

Total				$121,775	$113,464		43.7%	30.4%

Level 2 Investments(11)
Senior Notes and Secured Term Loans
Crestwood Holdings Partners, LLC	3/20/12	(5)	$13,972	$13,763	$14,391	n/a	5.5%	3.9%
Halcón Resources Corporation	7/24/12	(3)	2,000	2,042	2,218	n/a	0.9	0.6
PetroBakken Energy Ltd.	1/25/12	(3)	750	746	769	n/a	0.3	0.2
Rex Energy Corporation	(2)	(3)	2,946	2,985	3,012	n/a	1.2	0.8

Total				$19,536	$20,390		7.9%	5.5%

Total of all restricted securities				$141,311	$133,854		51.6%	35.9%

(1)	Securities are valued using inputs reflecting the Company’s own assumptions.

(2)	Security was acquired at various dates during the three months ended February 28, 2013 and/or in prior fiscal years.

(3)	Unregistered or restricted security of a publicly traded company.

(4)	The Company’s investment in Direct Fuels includes 200 incentive distribution rights (20% of total outstanding incentive distribution rights) for which the Company assigns a value of zero.

(5)	Unregistered security of a private company.

(6)	The Direct Fuels Convertible Preferred Units consist of three classes — Class A, B and C. Each class has a liquidation preference of $20.00 per unit and is convertible into Class A Common Units. The Class A Preferred Units are convertible into Class A Common Units at a price of $20.00 per unit. The Class B Preferred Units are convertible into Class A Common Units at a price of $18.50 per unit. The Class C Preferred Units are convertible into Class A Common Units at a price of $15.50 per unit.

(7)	In determining the fair value for Plains GP, the Company’s valuation is based on publicly available information. Robert V. Sinnott, the CEO of KACALP, is a member of Plains GP’s board of directors. Certain private investment funds managed by KACALP may value their investment in Plains GP based on non-public information, and, as a result, such valuation may be different than the Company’s valuation.

(8)	The Company’s investment in VantaCore includes 1,823 incentive distribution rights (18% of total outstanding incentive distribution rights) for which the Company assigns a value of zero.

(9)	The Class A Preferred Units are senior to the VantaCore Common Units in liquidation preference. The Class A Preferred Units have a liquidation preference of $17.50 per unit and were issued by VantaCore to holders of the common and preferred units to the extent that such units did not receive full cash distributions.

(10)	The Class B Preferred Units have a liquidation preference of $17.50 per unit and a minimum quarterly distribution of $0.3825 per unit and are senior to all other equity classes of VantaCore in distributions and liquidation preference.

(11)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

At February 28, 2013, the cost basis of investments for federal income tax purposes was $292,019. At February 28, 2013, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation of investments	$102,411
Gross unrealized depreciation of investments	(26,551)

Net unrealized appreciation	$75,860

The identified cost basis of federal tax purposes is estimated based on information available from the Company’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Company has performed an analysis of all assets and liabilities (other than deferred taxes) measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Company has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Company’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis at February 28, 2013, and the Company presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	One or More Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$333,396	$234,025	$—	$99,371
Debt investments	34,483	—	20,390	14,093
Other receivable(1)	2,900	—	—	2,900

Total assets at fair value	$370,779	$234,025	$20,390	$116,364

(1)	On April 18, 2011, the Company completed its sale of IRP to James River. A portion of the total consideration was placed in escrow with the balance being paid in cash. The other receivable, included on the Company’s statement of assets and liabilities, represents the estimated fair value of its remaining part of the escrow ($2,900) at February 28, 2013. The Company anticipates that settlement of the remaining escrow will occur over the next 12 to 24 months.

The Company did not have any liabilities that were measured at fair value on a recurring basis at February 28, 2013. For the three months ended February 28, 2013, there were no transfers between Level 1 and Level 2.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three months ended February 28, 2013.

	Equity	Debt	Other Receivable(1)	Total
Balance — November 30, 2012	$90,793	$13,645	$2,900	$107,338
Sales	—	—	—	—
Realized gains (losses)	—	—	—	—
Unrealized gains, net(2)	2,768	448	—	3,216
Purchase	5,000	—	—	5,000
Issuances	810	—	—	810
Transfers out	—	—	—	—

Balance — February 28, 2013	$99,371	$14,093	$2,900	$116,364

(1)	The amount reflects the fair value of the receivable, held in escrow, that the Company expects to receive in connection with the sale of IRP.

(2)	The $3,216 of net unrealized gains relate to investments that are still held at February 28, 2013.

The purchase of $5,000 relates to the Company’s private investment in public equity (“PIPE”) in Inergy Midstream, L.P. (Common Units). The issuances of $810 relate to additional units received from Buckeye Partners, L.P. (Class B Units) and VantaCore (Class A Preferred Units).

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Company’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 5, 2013 with a file number 811-22435.

Other information regarding the Company is available in the Company’s most recent annual report. This information is also available on the Company’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission, www.sec.gov.

Item 2:    Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:    Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY DEVELOPMENT COMPANY

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors,
President and Chief Executive Officer
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	April 25, 2013

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 25, 2013